Divestitures, Held-For-Sale Businesses and Discontinued Operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Divestitures, Held-For-Sale Business and Discontinued Operations	5. DIVESTITURES, HELD-FOR-SALE BUSINESSES AND DISCONTINUED OPERATIONS
Atrium Exchange Transaction
On August 13, 2020, we announced an exchange transaction with Trident V, L.P., Trident V Parallel Fund, L.P. and Trident V Professionals Fund, L.P. (collectively, the "Trident V Funds") managed by Stone Point Capital LLC ("Stone Point"). As part of the exchange, we entered into a recapitalization agreement with the Trident V Funds, Dowling Capital Partners I, L.P. and Capital City Partners LLC (collectively, the "Dowling Funds"), North Bay Holdings Limited ("North Bay"), and StarStone Specialty Holdings Limited ("SSHL"). On January 1, 2021, this transaction was completed.
As of December 31, 2020, Enstar owned an indirect 59.0% interest in North Bay and the Trident V Funds and the Dowling Funds owned 39.3% and 1.7%, respectively. North Bay owns 100.0% of SSHL, the holding company for the StarStone group, which previously included StarStone U.S. and still includes StarStone International. North Bay also owned 92.1% of Northshore Holdings Limited ("Northshore"), the holding company that owns Atrium Underwriting Group Limited and its subsidiaries (collectively, "Atrium") and Arden Reinsurance Company Ltd. ("Arden"). The remaining share ownership of Northshore is held on behalf of certain Atrium employees.
Pursuant to the terms of the recapitalization agreement, we exchanged a portion of our indirect interest in Northshore for all of the Trident V Funds’ indirect interest in StarStone U.S., which was owned through an interest in Core Specialty (the “Exchange Transaction”). Effective January 1, 2021, we own 25.23% of Core Specialty on a fully diluted basis, which in turn owns StarStone U.S., and 13.8% of Northshore, which continues to own Atrium and Arden. Furthermore, the Trident V Funds no longer own any interest in Core Specialty but own 76.3% of Northshore, while the Dowling Funds own 0.4% of Core Specialty and 1.6% of Northshore. The Exchange Transaction had no impact on the ultimate ownership of SSHL, which continues to own StarStone International, with us, the Trident V Funds and the Dowling Funds retaining our and their current ownership interests in SSHL of 59.0%, 39.3% and 1.7%, respectively.
Effective January 1, 2021, Northshore was deconsolidated and our remaining investment will be accounted for as a privately held equity investment and carried at its fair value.
Through our wholly-owned subsidiary SGL No.1, a Lloyd’s corporate member included within our Run-off segment, we provided 25% of the underwriting capacity on the 2017 to 2020 underwriting years of Atrium's Syndicate 609 at Lloyd’s. Effective January 1, 2021, and in conjunction with the completion of the Atrium Exchange Transaction, SGL No.1 ceased its provision of underwriting capacity on Syndicate 609. Accordingly, the 2020 underwriting year was the last underwriting year that SGL No. 1 participated in with respect to the Atrium business. We will continue to report SGL No. 1's 25% gross-up share of the 2020 and prior underwriting years of Syndicate 609 until the 2020 underwriting year completes an RITC into a successor year, which will be no earlier than December 31, 2022. There is no net retention for Enstar on Atrium's 2020 and prior underwriting years as the business was contractually transferred to the Atrium entities that were divested in the Exchange Transaction. This business is reflected within our Legacy Underwriting segment. Effective January 1, 2021, certain balances that SGL No. 1 has with Atrium and Arden will no longer be eliminated on consolidation.
As of December 31, 2020, we have classified the assets and liabilities of Northshore as held-for-sale but it did not qualify as a discontinued operation since the pending disposal did not represent a strategic shift that would have a major effect on our operations and financial results. The following table summarizes the components of Northshore's assets and liabilities held-for-sale on our consolidated balance sheet as of December 31, 2020:

December 31, 2020
ASSETS
Short-term investments, AFS, at fair value	$1,720
Fixed maturities, trading, at fair value	154,026
Fixed maturities, AFS, at fair value	7,483
Other investments, at fair value	9,897
Total investments	173,126
Cash and cash equivalents	71,156
Restricted cash and cash equivalents	152,044
Premiums receivable	62,392
Reinsurance balances recoverable on paid and unpaid losses	37,341
Funds held by reinsured companies	32,226
Other assets	182,993
TOTAL ASSETS HELD-FOR-SALE	$711,278

LIABILITIES
Losses and loss adjustment expenses	$254,149
Insurance and reinsurance balances payable	12,393
Debt obligations	39,850
Other liabilities	177,265
TOTAL LIABILITIES HELD-FOR-SALE	$483,657

NET ASSETS HELD-FOR-SALE	$227,621
As of December 31, 2020, included in the table above were restricted investments of $94.4 million.
Recapitalization of StarStone U.S. and Discontinued Operations
On November 30, 2020, we completed the sale and recapitalization of StarStone U.S. through the sale of StarStone U.S. to Core Specialty, a newly formed entity with equity backing from funds managed by SkyKnight Capital, L.P., Dragoneer Investment Group and Aquiline Capital Partners LLC.
We received consideration of $282.0 million inclusive of $235.0 million of common shares of Core Specialty and cash of $47.0 million. The $235.0 million of common shares of Core Specialty represents a 25.23% interest in Core Specialty on a fully diluted basis. Our investment in Core Specialty is accounted for as an equity method investment and we record our proportionate share of the net earnings on a one quarter lag.
We classified the assets and liabilities of StarStone U.S. as held-for-sale. The following table summarizes the components of StarStone U.S.'s assets and liabilities held-for-sale on our consolidated balance sheet as of December 31, 2019:

December 31, 2019 (1)
ASSETS
Fixed maturities, trading, at fair value	$202,994
Fixed maturities, AFS, at fair value	375,337
Equities, at fair value	3,000
Other investments, at fair value	6,389
Total investments	587,720
Cash and cash equivalents	78,613
Restricted cash and cash equivalents	5,815
Premiums receivable	99,367
Deferred tax assets	15,191
Reinsurance balances recoverable on paid and unpaid losses	530,604
Funds held by reinsured companies	35,861
Deferred acquisition costs	36,992
Goodwill and intangible assets	24,900
Other assets	59,707
TOTAL ASSETS HELD-FOR-SALE	$1,474,770

LIABILITIES
Losses and loss adjustment expenses	$836,761
Unearned premiums	218,166
Insurance and reinsurance balances payable	22,453
Other liabilities	131,151
TOTAL LIABILITIES HELD-FOR-SALE	$1,208,531

NET ASSETS HELD-FOR-SALE	$266,239
(1) Following our decision to sell StarStone U.S. to Core Specialty which was completed on November 30, 2020, the assets and liabilities of StarStone U.S. as of December 31, 2019 were reclassified to held-for-sale on our consolidated balance sheets, in addition to the comparatives being restated since StarStone U.S. qualified as a discontinued operation.
As of December 31, 2019, included in the table above were restricted investments of $131.0 million.
The StarStone U.S. business qualified as a discontinued operation. The following table summarizes the components of net earnings (loss) from discontinued operations, net of income taxes, related to StarStone U.S., on the consolidated statements of earnings for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
INCOME
Net premiums earned	$291,326	$350,814	$199,796
Net investment income	12,849	15,606	10,572
Net realized and unrealized gains	5,431	19,385	(5,352)
Other income	49	9	10
	309,655	385,814	205,026
EXPENSES
Net incurred losses and loss adjustment expenses	191,844	258,396	130,303
Acquisition costs	57,640	65,342	14,935
General and administrative expenses	60,236	60,003	58,590
Interest expense	2,066	2,600	2,120
Net foreign exchange (gains) losses	(13)	33	24
	311,773	386,374	205,972
EARNINGS (LOSS) BEFORE INCOME TAXES	(2,118)	(560)	(946)
Income tax benefit	2,255	7,935	2,435
NET EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES, BEFORE GAIN ON SALE	$137	$7,375	$1,489

DISPOSAL
Consideration received	$281,989	$—	$—
Less: Carrying value of subsidiary	(277,697)	—	—
Add: Net realized gains on AFS securities and cumulative currency translation adjustments previously recognized in AOCI	11,822	—	—
Gain on sale of subsidiary	$16,114	$—	$—

NET EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES	$16,251	$7,375	$1,489
Net loss (earnings) from discontinued operations attributable to noncontrolling interest	(8,717)	(3,025)	(611)
NET EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO ENSTAR ORDINARY SHAREHOLDERS	$7,534	$4,350	$878
Continuing Involvement Disclosures
Following the completion of the sale of StarStone U.S. to Core Specialty on November 30, 2020, our continuing involvement with StarStone U.S comprised of the following transactions:
LPT and ADC reinsurance agreement
In connection with the sale of StarStone U.S. to Core Specialty, one of our Run-off subsidiaries entered into an LPT and ADC reinsurance agreement with StarStone U.S. pursuant to which we reinsured all of the net loss reserves of StarStone U.S. in respect of premium earned prior to October 31, 2020. Under the terms of the LPT and ADC reinsurance agreement, we assumed total net loss reserves of $462.4 million from StarStone U.S. in exchange for a total reinsurance premium consideration of $478.2 million, subject to an aggregate limit of $130.0 million above the assumed total net loss reserves. Our Run-off subsidiary's obligations to StarStone U.S. under the LPT and ADC reinsurance agreement are guaranteed by us. The LPT and ADC reinsurance agreement between us and StarStone U.S. shall continue in force until such time as our liability with respect to the assumed total net loss reserves terminates.
Concurrent with the closing of the LPT and ADC reinsurance agreement, one of our wholly-owned subsidiaries entered into an Administrative Services Agreement ("ASA") with StarStone U.S., through which it was appointed as an independent contractor to provide certain administrative services covering the business we assumed from StarStone U.S. through the LPT and ADC reinsurance agreement. This ASA became effective on November 30, 2020 and shall continue until its termination.
In addition, concurrent with the sale of StarStone U.S. to Core Specialty which was completed on November 30, 2020, one of our wholly-owned subsidiaries entered into a Transition Services Agreement ("TSA") with Core Specialty through which our subsidiary and Core Specialty agreed to provide certain transitional services to each other relating to the StarStone U.S. businesses, for a specified period of time. This TSA became effective on November 30, 2020 and unless otherwise agreed to in writing by both Core Specialty and us, shall terminate on the earliest to occur of (a) the 2-year anniversary of the agreement, (b) the date on which all the covered transitional services have been terminated, and (c) the termination of the agreement.
Reinsurance transactions previously eliminated on consolidation
The table below presents a summary of the total income and expenses which have been recognized within our continuing operations for the years ended December 31, 2020, 2019 and 2018, relating to intercompany transactions, primarily intra-group reinsurances, between StarStone U.S. and our subsidiaries:

	2020	2019	2018
Total Income	$11,911	$10,672	$98,402
Total Expenses (1)	(16,397)	62,515	113,952
Net Earnings (Loss)	$28,308	$(51,843)	$(15,550)
(1) For the year ended December 31, 2020, negative total expenses were driven by favorable loss development on the losses and LAE reserves ceded by StarStone U.S. to our subsidiaries.
Cash flows
The cash inflows (outflows) between our subsidiaries and StarStone U.S. for the years ended December 31, 2020, 2019 and 2018 were $99.2 million, $(53.9) million and $(64.6) million, respectively.
Equity method investment
We have applied the equity method of accounting to the common shares we acquired in Core Specialty as part-consideration for the sale of StarStone U.S. and which make up 25.23% of the total outstanding common shares in Core Specialty on a fully diluted basis. Since we account for our share of earnings attributable to our equity method investees on a quarter lag, the carrying value of our investment in the common shares of Core Specialty as at December 31, 2020 remained unchanged from our November 30, 2020 fair value of $235.0 million, when we completed the sale of StarStone U.S. to Core Specialty.
Run-off of StarStone International (non-U.S.)
On June 10, 2020, we announced that we placed StarStone International into an orderly run-off (the "StarStone International Run-Off"). The liabilities associated with the StarStone International Run-Off vary in duration, and the run-off is expected to occur over a number of years. Steps to reduce the size of StarStone International's operations have begun and will involve several phases that will occur over time. As a result, we cannot anticipate with certainty the expected completion date of the StarStone International Run-Off.
We continue to evaluate additional strategic options for StarStone International's operations and business. Consequently, such options could have the effect of mitigating costs associated with placing the business into run-off. The remaining StarStone International operations will continue to serve the needs of policyholders and ensure that the companies continue to meet all regulatory requirements. The results of StarStone International are included within continuing operations in the Legacy Underwriting segment. Recent developments relating to StarStone International include:
•On October 2, 2020, StarStone International sold the renewal rights for its financial lines portfolio for consideration of $0.5 million.
•On October 14, 2020, we completed the sale of Vander Haeghen & Co. SA ("VdH"), a Belgium-based insurance agency majority owned by StarStone International entities, for consideration of €3.8 million ($4.5 million). We recognized a gain on the sale of $3.4 million in the fourth quarter of 2020.
•On November 17, 2020, we announced an agreement to sell StarStone Underwriting Limited ("SUL"), the Lloyd's managing agency, together with the right to operate Lloyd's Syndicate 1301, to Inigo Limited ("Inigo"). We currently have a 59.0% interest in SUL and the Trident V Funds and the Dowling Funds
currently own 39.3% and 1.7%, respectively. Upon closing, Enstar, the Trident V Funds and the Dowling Funds will receive $30.0 million of consideration from the sale of SUL in the form of Inigo shares. In addition, Enstar and the Trident V Funds have committed to invest up to $27.0 million and $18.0 million, respectively, into Inigo. The sale is expected to close in the first half of 2021, subject to regulatory approvals and satisfaction of customary closing conditions. Upon closing, we expect to own 5.4% of Inigo. As of December 31, 2020, our investment in Inigo was $16.9 million and was accounted for as a privately held equity investment and carried at fair value. In conjunction with the transaction, Enstar, the Trident V Funds and the Dowling Funds will retain the economics of Syndicate 1301’s 2020 and prior years’ underwriting portfolios as this business runs off.
•On February 11, 2021, we entered into an agreement to sell Arena N.V., a Belgium-based specialist accident and health managing general agent.